Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue

HSBC
	2019	2018
	$m	$m
Bonds and medium-term notes	180,969	162,277
Other debt securities in issue	55,354	33,816
Total debt securities in issue	236,323	196,093
Included within:
– trading liabilities (Note 23)	(1,404)	(1,400)
– financial liabilities designated at fair value (Note 24)	(130,364)	(109,351)
At 31 Dec	104,555	85,342

HSBC Holdings
	2019	2018
	$m	$m
Debt securities	81,531	68,567
Included within:
– financial liabilities designated at fair value (Note 24)	(24,687)	(17,767)
At 31 Dec	56,844	50,800